Goodwill and Intangible Assets - Goodwill Acquired by Segment (Details) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	$ 5,412	$ 5,183
Acquisitions	537	41
Foreign exchange rate movements	(117)	188
Balance, Ending	5,832	5,412
Canada
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	2,607	2,573
Acquisitions	0	34
Foreign exchange rate movements	0	0
Balance, Ending	2,607	2,607
SLF U.S.
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	1,138	1,043
Acquisitions	0	7
Foreign exchange rate movements	(55)	88
Balance, Ending	1,083	1,138
SLF Asia
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	705	655
Acquisitions	0	0
Foreign exchange rate movements	(29)	50
Balance, Ending	676	705
Asset Management
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	775	729
Acquisitions	537	0
Foreign exchange rate movements	(31)	46
Balance, Ending	1,281	775
Corporate
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	187	183
Acquisitions	0	0
Foreign exchange rate movements	(2)	4
Balance, Ending	$ 185	$ 187